Fair Values Measurement (Tables)	12 Months Ended
Dec. 31, 2020
Fair value measurement [Abstract]
Fair value measurement
	December 31, 2020		December 31, 2019
	Book Value	Fair Value	Book Value	Fair Value
Cash and cash equivalents	$74,870	$74,870	$45,605	$45,605
Net investment in the lease	$300	$300	$471	$471
Intercompany receivable loan from parent (related party)	$69,833	$69,833	$68,966	$68,966
2025 Notes	$(480,586)	$(542,380)	$—	$—
2022 Notes	$—	$—	$(371,677)	$(368,306)
Term Loan B Facility	$—	$—	$(95,944)	$(97,510)
Notes payable, including current portion	$(17,842)	$(17,842)	$(22,469)	$(22,469)
Other long-term indebtness, including current portion	$(42,163)	$(42,163)	$(24,839)	$(24,839)

Fair value measurements on a recurring basis
	Fair Value Measurements at December 31, 2020
	Total	Level I	Level II	Level III
Cash and cash equivalents	$74,870	$74,870	$—	$—
Net investment in the lease	$300	$300	$—	$—
Intercompany receivable loan from parent (related party), net	$69,833	$—	$69,833	$—
2025 Notes	$(542,380)	$(542,380)	$—	$—
Notes payable, including current portion(1)	$(17,842)	$—	$(17,842)	$—
Other long-term indebtness, including current portion (1)	$(42,163)	$—	$(42,163)	$—

	Fair Value Measurements at December 31, 2019
	Total	Level I	Level II	Level III
Cash and cash equivalents	$45,605	$45,605	$—	$—
Net investment in the lease	$471	$471	$—	$—
Intercompany receivable loan from parent (related party), net	$68,966	$—	$68,966	$—
2022 Notes	$(368,306)	$(368,306)	$—	$—
Term Loan B Facility	$(97,510)	$—	$(97,510)	$—
Notes payable, including current portion(1)	$(22,469)	$—	$(22,469)	$—
Other long-term indebtness, including current portion (1)	$(24,839)	$—	$(24,839)	$—

  The fair value of the Company’s debt is estimated based on currently available debt with similar contract terms, interest rates and remaining maturities as well as taking into account our creditworthiness.